Warrant Liability - Schedule of Estimated Fair Value of Warrant Liability (Details)	Dec. 31, 2025	Dec. 31, 2024
Volatility [Member]
Schedule of Estimated Fair Value of Warrant Liability [Line Items]
Warrant liability	441	383
Exercise price [Member]
Schedule of Estimated Fair Value of Warrant Liability [Line Items]
Warrant liability	0.54	0.54
Risk-free interest rate [Member]
Schedule of Estimated Fair Value of Warrant Liability [Line Items]
Warrant liability	3.67	1.37
Expected dividends [Member]
Schedule of Estimated Fair Value of Warrant Liability [Line Items]
Warrant liability
Expected term [Member]
Schedule of Estimated Fair Value of Warrant Liability [Line Items]
Warrant liability	5.1	6.1